Tax - Tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	$ 29,907	$ 32,309	$ 30,348
Taxation at UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)	7,477	8,077	7,132
Impact of differently taxed overseas profits in overseas locations	(1,316)	(1,351)	(612)
UK banking surcharge	179	215	350
– local taxes and overseas withholding taxes	692	584	419
– movements in unrecognised deferred tax	314	259	(22)
– fines and provisions for legal settlements	294	0	0
– impairment of investment in BoCom	250	0	705
– other permanent disallowables	237	344	227
– dilution loss on the Group’s investment in BoCom	128	0	0
– movements in provisions for uncertain tax positions	118	38	(472)
– impact of business disposals	100	0	0
– non-deductible bank levy expense	75	73	112
– impact of global and domestic minimum taxes	48	221	0
– impact of changes in tax rates	35	6	17
– impact of hyperinflation	32	327	348
– tax impact of sale of HSBC Argentina	0	1,536	0
– non-taxable income and gains	(970)	(1,079)	(1,189)
– effect of profits in associates and joint ventures	(582)	(456)	(571)
– deductions for AT1 coupon payments	(249)	(249)	(229)
– adjustments in respect of prior periods	(86)	(46)	16
– non-taxable gain on disposal of HSBC Canada	0	(1,174)	0
– impact of sale of French retail banking business	0	(15)	0
– accounting gain on acquisition of SVB UK	0	0	(442)
Total tax expense	$ 6,776	$ 7,310	$ 5,789
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)	25.00%	25.00%	23.50%
Impact of differently taxed overseas profits in overseas locations	(4.40%)	(4.20%)	(2.00%)
UK banking surcharge	0.60%	0.70%	1.20%
– local taxes and overseas withholding taxes	2.30%	1.80%	1.40%
– movements in unrecognised deferred tax	1.00%	0.70%	(0.10%)
– fines and provisions for legal settlements	1.00%	0.00%	0.00%
– impairment of investment in BoCom	0.80%	0.00%	2.30%
– other permanent disallowables	0.80%	1.00%	0.70%
– dilution loss on the Group’s investment in BoCom	0.40%	0.00%	0.00%
– movements in provisions for uncertain tax positions	0.40%	0.10%	(1.60%)
– impact of business disposals	0.30%	0.00%	0.00%
– non-deductible bank levy expense	0.30%	0.20%	0.40%
– impact of global and domestic minimum taxes	0.20%	0.70%	0.00%
– impact of changes in tax rates	0.10%	0.00%	0.10%
– impact of hyperinflation	0.10%	1.00%	1.10%
– tax impact of sale of HSBC Argentina	0.00%	4.80%	0.00%
– non-taxable income and gains	(3.20%)	(3.30%)	(3.90%)
– effect of profits in associates and joint ventures	(1.90%)	(1.40%)	(1.90%)
– deductions for AT1 coupon payments	(0.80%)	(0.80%)	(0.70%)
– adjustments in respect of prior periods	(0.30%)	(0.10%)	0.10%
– non-taxable gain on disposal of HSBC Canada	0.00%	(3.60%)	0.00%
– impact of sale of French retail banking business	0.00%	0.00%	0.00%
– accounting gain on acquisition of SVB UK	0.00%	0.00%	(1.50%)
Average effective tax rate	22.70%	22.60%	19.10%